FAIR VALUE	9 Months Ended	12 Months Ended
	Jul. 31, 2011	Oct. 31, 2010
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
8.    FAIR VALUE

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction betweenmarket participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii)knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

• Level 1 — Quoted prices in active markets for identical assets or liabilities

• Level 2— Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities

•  Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities

In accordance with FASB ASC 820, “Fair Value Measurements and Disclosures”, the following table represents the Company’s fair value hierarchy for its financial liabilities measured at fair value on a recurring basis as of July 31, 2011:

Level 3 — 2011
Fair Value of Embedded Derivative	$1,086,599
Common Stock Warrants	$7,936,668
Total	$9,023,267

. Accordingly, the derivatives were valued using the Black-Scholes model as described in Note 4

In accordance with the fair value hierarchy described above, the following table shows the fair value of the Company's financial instruments that are required to be measured at fair value as of July 31, 2011 and October 31, 2010:

July 31, 2011	Level 1	Level 2	Level 3	Total

Common stock warrant liability, warrants exercisable at $.15 - $0.1952 from February 2011 through November 2015	$-	$	$7,936,668	$7,936,668
Embedded derivative liability, convertible at $0.15 from August 2011 through May 2012	$-	$	$1,086,599	$1,086,599

October 31, 2010	Level 1		Level 2	Level 3	Total

Common stock warrant liability, warrants exercisable at $.15 - $0.287 from February 2011 through August 2015	$		$	$13,006,194	$13,006,194
C Embedded derivative liability, convertible at $0.15 from October 2010 through May 2011		$-	$	$81,028	$81,028

As of July 31, 2011, the fair values of the Company's Level 3 financial instruments were $9,023,267. As of October 31, 2010, the fair values of these financial instruments, classified as Level 2 financial instruments, were $13,087,222.  These financial instruments consist of common stock warrants and embedded derivatives.

As of July 31, 2011 and October 31, 2010, the Company held on Level 2 or Level 1 financial instruments.

As of July 31, 2011, the fair value of the Company's Level 3 financial instruments totaled $9,023,267.  The Level 3 financial instruments consist of common stock warrants issued by the Company between October 2005 and May 2011, which include features requiring liability treatment of the warrants. The fair value of warrants issued to purchase 123,034,864 shares of the Company’s common stock was estimated by the Company using the Black-Scholes model (BSM Model).  The Company computes valuations, each quarter, using the BSM model for each warrant to account for the various possibilities that could occur due to changes in the inputs to the BSM model as a result of contractually-obligated changes (for example, changes in strike price to account for down-round provisions). The Company effectively weights each calculation based on the likelihood of occurrence to determine the value of the warrant at the reporting date.

There were no transfers of assets or liabilities between level 1, level 2 and level 3 during the nine months ended July 31, 2011 or 2010.

The following table summarizes the changes in fair value of the Company's Level 3 financial instruments for the nine months ended July 31, 2011:  The following table summarizes the changes in fair value of the Company’s Level 2 financial instruments for the nine months ended July 31, 2010.

	July 31, 2011	July 31, 2010
Beginning balance at October 31, 2010 and 2009	$13,087,222	$13,048,248
Issuance of common stock warrants	3,840,472	7,496,682
Issuance of embedded derivatives associated with convertible notes	2,998,957	539,354
Note Conversions and Payoffs	(562,953	(778,737)
Exercises and/or Exchanges of Warrants	(3,209,766)	(4,968,654)
Reclassification of liabilities to equity	(248,570)	-
Change in fair value	(6,882,095)	2,747,727
Ending balance	$9,023,267	$18,084,620

12. Fair Value

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities

•
Level 2— Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities

•	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities

In accordance with FASB ASC 820, “Fair Value Measurements and Disclosures”, the following table represents the Company’s fair value hierarchy for its financial liabilities measured at fair value on a recurring basis as of October 31, 2010:
Level 2
2010

Fair Value of Embedded Derivative	$81,028

Common Stock Warrants	13,006,194

Total	$13,087,222

The derivative instruments were valued using the market approach, which is considered Level 2 because it uses inputs other than quoted prices in active markets that are either directly or indirectly observable. Accordingly, the derivatives were valued using the Black-Scholes model as described in Note 6.